Trade Accounts Receivable - Schedule of Changes in Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Expected Credit Losses [Abstract]
Balance at the beginning of the period	$ (84,913)	$ (82,636)	$ (82,318)
Additions	(17,195)	(9,906)	(9,230)
Write-offs/Reversals	7,684	9,580	10,351
Exchange rate variation	5,364	(1,951)	(1,439)
Balance at the end of the period	$ (89,060)	$ (84,913)	$ (82,636)